Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of Sales
Share-based compensation	$ 1,463	$ 136	$ 147
Selling and Marketing Expense
Share-based compensation	7,427	354	158
General and Administrative Expense
Share-based compensation	$ 10,476	$ 2,434	$ 938